Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,106,795	$ 158,270	¥ 887,427
Restricted cash	340	49	2,788
Short-term investments	2,869,681	410,359	3,561,977
Accounts receivable, net of allowance for credit losses of RMB1,417 and RMB2,246 (US$308) as of December 31, 2023 and 2024, respectively	191,939	27,447	125,896
Inventories, net	570,485	81,578	553,601
Advance to suppliers	114,105	16,317	62,730
Prepayments and other current assets	186,744	26,704	170,753
Total current assets	5,040,089	720,724	5,365,172
Non-current assets:
Property and equipment, net	232,757	33,284	176,290
Operating lease right-of-use assets	1,580,099	225,951	1,464,791
Other non-current assets, net of allowance for credit losses	163,223	23,341	111,395
Total non-current assets	1,976,079	282,576	1,752,476
TOTAL ASSETS.	7,016,168	1,003,300	7,117,648
Current liabilities:
Accounts payable	1,920,341	274,605	1,660,472
Customer advances and deferred revenue	273,260	39,076	279,276
Accrued expenses and other current liabilities	760,611	108,766	767,080
Salary and welfare payable	304,531	43,547	317,152
Operating lease liabilities, current	664,304	94,994	640,245
Short-term borrowings	871,520	124,626	1,606,253
Total current liabilities	4,794,567	685,614	5,270,478
Non-current liabilities:
Operating lease liabilities, non-current	897,811	128,385	780,036
Other non-current liabilities	147,573	21,103	143,118
Total non-current liabilities	1,045,384	149,488	923,154
TOTAL LIABILITIES.	5,839,951	835,102	6,193,632
COMMITMENTS AND CONTINGENCIES
Mezzanine Equity:
Redeemable Noncontrolling Interests	135,435	19,367	125,405
TOTAL MEZZANINE EQUITY	135,435	19,367	125,405
Shareholders' equity:
Additional paid-in capital	14,260,014	2,039,155	14,181,030
Treasury stock	(59,969)	(8,575)	(51,176)
Accumulated deficit	(13,163,215)	(1,882,315)	(13,384,881)
Accumulated other comprehensive income	3,948	565	53,634
TOTAL SHAREHOLDERS' EQUITY	1,040,782	148,831	798,611
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	7,016,168	1,003,300	7,117,648
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1